6. STOCK OPTION PLAN AND STOCK-BASED COMPENSATION (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Stock Option Plan And Stock-Based Compensation Details 1
Outstanding Beginning	7,708,400	1,578,400
Granted, Shares	708,000	6,130,000
Exercised, Shares	(13,104)	0
Options forfeited/cancelled, Shares	(2,661,896)	0
Outstanding End	5,741,400	7,708,400
Outstanding Beginning, Exercise Price Per Share, Minimum	$ 0.10	$ 0.10
Outstanding Beginning, Exercise Price Per Share, Maximum	$ 1.85	$ 1.85
Granted, Exercise Price Per Share, Minimum	0.42	0.10
Granted, Exercise Price Per Share, Maximum	1.00	0.50
Exercised, Exercise Price Per Share	$ 0.5	$ 0
Options forfeited/cancelled, Exercise Price Per Share, Minimum	$ 0.42	$ 0
Options forfeited/cancelled, Exercise Price Per Share, Maximum	$ 1.00	$ 0
Outstanding End, Exercise Price Per Share, Minimum	$ 0.10	$ 0.10
Outstanding End, Exercise Price Per Share, Maximum	$ 1.85	$ 1.85
Outstanding Beginning, Weighted Average Exercise Price	$ 0.42	$ 0.19
Granted, Weighted Average Exercise Price	$ 0.68	$ 0.48
Exercised, Weighted Average Exercise Price	$ 0.5	$ 0
Options forfeited/cancelled, Weighted Average Exercise Price	$ 0.52	$ 0
Outstanding End, Weighted Average Exercise Price	$ 0.4	$ 0.42